Average Annual Total Returns - Cantor Fitzgerald Commodity Return Strategy Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%	5.73%
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Cantor Fitzgerald Commodity Return Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	9.88%	9.26%	5.08%
Cantor Fitzgerald Commodity Return Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	4.27%	2.47%
Cantor Fitzgerald Commodity Return Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.81%	4.91%	2.76%
Cantor Fitzgerald Commodity Return Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	13.46%	9.46%	4.78%
Cantor Fitzgerald Commodity Return Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	15.65%	10.57%	5.86%